UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21698

                    GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

First Quarter Report — March 31, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2015, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) was 1.6%, compared with total returns of 1.7% and (4.8)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (“XAU”), respectively. The total return for the Fund’s publicly traded shares was 2.1%. The Fund’s NAV per share was $7.26, while the price of the publicly traded shares closed at $6.95 on the New York Stock Exchange (“NYSE MKT”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a) (Unaudited)					Since
	Quarter	1 Year	3 Year	5 Year	Inception (03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	1.62%	(19.86)%	(10.86)%	(4.14)%	0.46%
Investment Total Return (c)	2.13	(21.40)	(14.78)	(6.99)	(0.53)
CBOE S&P 500 Buy/Write Index	1.69	4.86	6.83	7.22	4.90
Barclays Government/Credit Bond Index	1.87	5.80	3.33	4.71	4.91
Amex Energy Select Sector Index	(1.62)	(11.04)	4.75	8.25	8.07
XAU	(4.77)	(28.18)	(28.00)	(16.90)	(3.52)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The XAU is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 83.9%
	Energy and Energy Services — 33.8%
305,000	Anadarko Petroleum Corp.(a)	$25,257,050
150,000	Apache Corp.(a)	9,049,500
21,275	Baker Hughes Inc.	1,352,664
65,000	Bill Barrett Corp.†	539,500
566,400	Cabot Oil & Gas Corp.(a)	16,725,792
255,000	Cameron International Corp.†(a)	11,505,600
230,000	Carrizo Oil & Gas Inc.†	11,419,500
950,000	Cobalt International Energy Inc.†(a)	8,939,500
230,000	CONSOL Energy Inc.(a)	6,414,700
261,000	CVR Refining, LP	5,413,140
358,700	Denbury Resources Inc.	2,614,923
270,000	Devon Energy Corp.(a)	16,283,700
96,400	Diamondback Energy Inc.†	7,407,376
26,500	Eclipse Resources Corp.†	148,930
589,100	Encana Corp.	6,568,465
30,000	EOG Resources Inc.	2,750,700
23,700	FMC Technologies Inc.†	877,137
796,330	Glencore plc	3,377,252
200,000	Halliburton Co.	8,776,000
50,000	Hess Corp.	3,393,500
350,100	Laredo Petroleum Inc.†	4,565,304
290,000	Marathon Oil Corp.(a)	7,571,900
300,000	Marathon Petroleum Corp.(a)	30,717,000
645,000	Nabors Industries Ltd.	8,804,250
70,000	Newfield Exploration Co.†	2,456,300
190,200	Noble Corp. plc(a)	2,716,056
50,000	Occidental Petroleum Corp.	3,650,000
430,000	Patterson-UTI Energy Inc.	8,073,250
65,200	PDC Energy Inc.†	3,523,408
598,700	Penn Virginia Corp.†	3,879,576
23,200	Pioneer Natural Resources Co.	3,793,432
85,000	QEP Resources Inc.	1,772,250
200,000	Rosetta Resources Inc.†	3,404,000
25,000	Schlumberger Ltd.	2,086,000
240,000	SM Energy Co.(a)	12,403,200
70,000	Southwestern Energy Co.†	1,623,300
335,000	Suncor Energy Inc.(a)	9,798,750
170,000	Superior Energy Services Inc.	3,797,800
1,721,700	Talisman Energy Inc.(a)	13,222,656
80,000	Total SA, ADR	3,972,800
300,000	Tullow Oil plc	1,260,291
100,000	Valero Energy Corp.	6,362,000
805,500	Weatherford International plc†(a)	9,907,650
100,000	Western Refining Inc.	4,939,000
222,650	Whiting Petroleum Corp.†	6,879,885
200,000	WPX Energy Inc.†	2,186,000

		312,180,987

	Metals and Mining — 50.1%
1,161,000	Agnico Eagle Mines Ltd.(a)	32,438,340
280,000	Alamos Gold Inc.	1,640,800

Shares		Market Value

100,000	Alamos Gold Inc., Toronto	$585,844
1,891,000	AngloGold Ashanti Ltd., ADR†(a)	17,661,940
879,180	Antofagasta plc	9,553,041
4,045,000	AuRico Gold Inc.	11,204,650
3,868,500	B2Gold Corp.†	5,880,120
2,564,000	Barrick Gold Corp.(a)	28,101,440
155,000	BHP Billiton Ltd., ADR	7,202,850
1,606,000	Centerra Gold Inc.	7,836,311
859,105	Comstock Mining Inc.†	515,463
1,493,500	Detour Gold Corp.†	12,676,266
1,829,700	Eldorado Gold Corp.(a)	8,393,318
700,000	Eldorado Gold Corp.	3,213,000
186,700	Franco-Nevada Corp.	9,062,418
300,000	Freeport-McMoRan Inc.(a)	5,685,000
2,433,610	Fresnillo plc	24,638,250
2,710,000	Goldcorp Inc.(a)	49,105,200
1,971,383	Hochschild Mining plc†	2,595,348
40,000	Labrador Iron Ore Royalty Corp	426,671
200,000	MAG Silver Corp.†	1,238,009
182,225	Newcrest Mining Ltd.†	1,848,672
1,574,500	Newmont Mining Corp.(a)	34,182,395
105,700	Peabody Energy Corp.(a)	520,044
850,000	Perseus Mining Ltd.†	187,912
926,000	Primero Mining Corp.†	3,121,882
906,500	Randgold Resources Ltd., ADR(a)	62,793,255
311,000	Rio Tinto plc, ADR(a)	12,875,400
2,800,000	Romarco Minerals Inc.†	950,614
573,577	Royal Gold Inc.(a)	36,198,445
5,909,090	Saracen Mineral Holdings Ltd.†	1,912,777
500,000	SEMAFO Inc.†	1,508,034
1,120,000	Sibanye Gold Ltd., ADR	9,553,600
1,078,500	Silver Wheaton Corp.	20,513,070
770,000	Tahoe Resources Inc.	8,438,356
100,000	Tahoe Resources Inc.	1,096,000
3,121,000	Torex Gold Resources Inc.†	2,587,383
80,000	US Silica Holdings Inc.	2,848,800
108,475	Vale SA, Cl. P, ADR(a)	526,104
128,000	Yamana Gold Inc.	458,821
5,762,500	Yamana Gold Inc., Toronto(a)	20,687,375

		462,463,218

	TOTAL COMMON STOCKS	774,644,205

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Principal Amount				Market Value

		CONVERTIBLE CORPORATE BONDS — 0.7%
		Energy and Energy Services — 0.1%
$ 1,000,000		Energy XXI Ltd., 3.000%, 12/15/18		$297,500

		Metals and Mining — 0.6%
4,800,000		Detour Gold Corp., 5.500%, 11/30/17		4,578,000
1,500,000	(b)	Wesdome Gold Inc., 7.000%, 05/24/17(c)(d)		1,178,528

				5,756,528

		TOTAL CONVERTIBLE CORPORATE BONDS		6,054,028

		CORPORATE BONDS — 0.4%
		Energy and Energy Services — 0.3%
2,500,000		AngloGold Ashanti Holdings plc, 8.500%, 07/30/20		2,696,250

		Metals and Mining — 0.1%
1,000,000		AuRico Gold Inc., 7.750%, 04/01/20(e)		985,000
600,000		Kirkland Lake Gold Inc., 7.500%, 12/31/17		433,509

				1,418,509

		TOTAL CORPORATE BONDS		4,114,759

		U.S. GOVERNMENT OBLIGATIONS — 15.0%
139,036,000		U.S. Treasury Bills,
		0.000% to 0.145%††,
		04/02/15 to 09/24/15(f)		139,012,279

		TOTAL INVESTMENTS — 100.0% (Cost $1,441,320,455)		$923,825,271

		Aggregate tax cost		$1,464,425,376

		Gross unrealized appreciation		$9,116,270
		Gross unrealized depreciation		(549,716,375)

		Net unrealized appreciation/depreciation		$(540,600,105)

Number of Contracts			Expiration Date/ Exercise Price	Market Value
		OPTIONS CONTRACTS WRITTEN (g) — (4.0)%
		Call Options Written — (3.6)%
1,000		Agnico Eagle Mines Ltd.	May 15/27.50	$214,000
3,400		Agnico Eagle Mines Ltd.	May 15/35	61,200
4,060		Agnico Eagle Mines Ltd.	Aug. 15/37	284,200
1,000		Agnico Eagle Mines Ltd.	Aug. 15/38	58,500
650		Agnico Eagle Mines Ltd.	Jan. 16/27.50	302,250
1,500		Agnico Eagle Mines Ltd.	Jan. 16/35	316,500
2,800		Alamos Gold Inc.	Jun. 15/9	19,460
1,000		Alamos Gold Inc.(h)	Jul. 15/9	21,712
500		Anadarko Petroleum Corp.	May 15/95	20,500

Number of Contracts		Expiration Date/ Exercise Price	Market Value

500	Anadarko Petroleum Corp.	May 15/100	$8,500
500	Anadarko Petroleum Corp.	Jun. 15/90	113,110
1,550	Anadarko Petroleum Corp.	Aug. 15/90	550,250
9,910	AngloGold Ashanti Ltd., ADR	Apr. 15/12	24,775
6,541	AngloGold Ashanti Ltd., ADR	Jul. 15/15	49,057
1,518	AngloGold Ashanti Ltd., ADR	Oct. 15/12	91,080
879	Antofagasta plc(i)	Jun. 15/840	191,413
250	Apache Corp.	Apr. 15/72.50	500
600	Apache Corp.	Apr. 15/77.50	1,200
325	Apache Corp.	Jul. 15/72.50	22,750
325	Apache Corp.	Oct. 15/65	123,500
5,000	AuRico Gold Inc.	May 15/4.70	4,300
2,500	AuRico Gold Inc.	Jun. 15/5	25,000
6,850	AuRico Gold Inc.	Jul. 15/4.50	18,564
15,600	AuRico Gold Inc.	Sep. 15/5	234,000
4,500	Barrick Gold Corp.	Apr. 15/14	4,500
3,640	Barrick Gold Corp.	Apr. 15/15	3,640
5,438	Barrick Gold Corp.	May 15/14	16,314
7,062	Barrick Gold Corp.	Jul. 15/14	120,054
5,000	Barrick Gold Corp.	Sep. 15/15	120,000
775	BHP Billiton Ltd., ADR	May 15/52.50	22,475
275	BHP Billiton Ltd., ADR	Aug. 15/50	55,275
500	BHP Billiton Ltd., ADR	Aug. 15/52.50	63,000
650	Bill Barrett Corp.	Jun. 15/10	43,875
2,000	Cabot Oil & Gas Corp.	Apr. 15/32.50	10,000
900	Cabot Oil & Gas Corp.	Apr. 15/35	2,250
900	Cabot Oil & Gas Corp.	Apr. 15/37.50	4,500
1,000	Cabot Oil & Gas Corp.	Jul. 15/30	182,500
864	Cabot Oil & Gas Corp.	Oct. 15/30	209,520
1,000	Cameron International Corp.	May 15/55	10,000
750	Cameron International Corp.	May 15/65	1,875
800	Cameron International Corp.	Aug. 15/52.50	98,000
250	Carrizo Oil & Gas Inc.	Apr. 15/42.50	186,250
750	Carrizo Oil & Gas Inc.	Apr. 15/45	390,000
500	Carrizo Oil & Gas Inc.	Apr. 15/55	15,000
500	Carrizo Oil & Gas Inc.	Jul. 15/45	372,500
300	Carrizo Oil & Gas Inc.	Oct. 15/47.50	234,000
7,500	Centerra Gold Inc.(h)	Apr. 15/7	32,569
7,500	Centerra Gold Inc.(h)	Oct. 15/7	399,708
1,060	Centerra Gold Inc.(h)	Oct. 15/8	35,569
3,500	Cobalt International Energy Inc.	Apr. 15/14	8,750
2,500	Cobalt International Energy Inc.	Jul. 15/10	220,000
3,500	Cobalt International Energy Inc.	Sep. 15/11	234,920

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (g) (Continued)
	Call Options Written (Continued)
500	CONSOL Energy Inc.	Apr. 15/38	$1,500
500	CONSOL Energy Inc.	Jul. 15/30	67,000
500	CONSOL Energy Inc.	Jul. 15/34	20,500
800	CONSOL Energy Inc.	Oct. 15/32	117,200
900	CVR Refining, LP	Jun. 15/22.50	40,500
1,000	CVR Refining, LP	Sep. 15/24	27,150
587	Denbury Resources Inc.	Jun. 15/8	31,111
1,000	Denbury Resources Inc.	Jun. 15/9	33,000
2,000	Denbury Resources Inc.	Sep. 15/9	120,000
2,718	Detour Gold Corp.(h)	Apr. 15/11	91,204
2,500	Detour Gold Corp.(h)	Jul. 15/11	246,733
4,000	Detour Gold Corp.(h)	Jul. 15/16	47,373
5,717	Detour Gold Corp.(h)	Oct. 15/14	349,822
700	Devon Energy Corp.	Apr. 15/67.50	2,100
200	Devon Energy Corp.	May 15/62.50	31,300
550	Devon Energy Corp.	Jul. 15/67.50	70,950
350	Devon Energy Corp.	Jul. 15/70	28,700
700	Devon Energy Corp.	Oct. 15/62.50	294,000
200	Devon Energy Corp.	Oct. 15/65	65,500
800	Diamondback Energy Inc.	Jun. 15/80	332,000
164	Diamondback Energy Inc.	Sep. 15/77.50	133,660
9,408	Eldorado Gold Corp.	Apr. 15/7	23,520
4,889	Eldorado Gold Corp.	Apr. 15/8	12,223
7,000	Eldorado Gold Corp.	Jul. 15/8	35,000
4,000	Eldorado Gold Corp.	Sep. 15/6.50	80,880
2,500	Encana Corp.	Apr. 15/20	6,250
3,391	Encana Corp.	Jul. 15/15	25,433
300	EOG Resources Inc.	Apr. 15/100	3,600
930	Franco-Nevada Corp.	Apr. 15/55	9,300
933	Franco-Nevada Corp.	Jul. 15/55	116,625
400	Freeport-McMoRan Inc.	May 15/24	2,800
700	Freeport-McMoRan Inc.	May 15/32	700
700	Freeport-McMoRan Inc.	Jun. 15/22	35,700
1,500	Freeport-McMoRan Inc.	Aug. 15/23	108,000
400	Freeport-McMoRan Inc.	Nov. 15/21	68,400
384	Fresnillo plc(i)	Apr. 15/800	8,544
665	Fresnillo plc(i)	Jun. 15/800	198,968
796	Glencore plc(i)	Jun. 15/300	88,559
2,900	Goldcorp Inc.	Apr. 15/22	5,800
4,150	Goldcorp Inc.	Apr. 15/23	4,150
2,000	Goldcorp Inc.	Apr. 15/24	3,000
2,100	Goldcorp Inc.	Apr. 15/25	2,100
200	Goldcorp Inc.	Apr. 15/26	200
2,150	Goldcorp Inc.	Jul. 15/22	101,050
2,000	Goldcorp Inc.	Jul. 15/23	57,000
2,000	Goldcorp Inc.	Jul. 15/27	15,000
2,000	Goldcorp Inc.	Jul. 15/28	13,000
2,600	Goldcorp Inc.	Jul. 15/29	13,000
5,000	Goldcorp Inc.	Oct. 15/21	505,000
500	Halliburton Co.	Apr. 15/42.50	95,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value

500	Halliburton Co.	Apr. 15/46	$12,500
1,000	Halliburton Co.	Jul. 15/46	174,000
500	Hertz Corp.	May 15/75	28,500
3,000	Laredo Petroleum Inc.	Jul. 15/10	1,125,000
500	Laredo Petroleum Inc.	Jul. 15/15	50,000
1,000	Marathon Oil Corp.	Apr. 15/36	1,000
1,000	Marathon Oil Corp.	May 15/30	8,500
450	Marathon Oil Corp.	Jul. 15/27	55,800
450	Marathon Oil Corp.	Oct. 15/28	60,750
1,427	Marathon Petroleum Corp.	Apr. 15/85	2,561,465
1,573	Marathon Petroleum Corp.	Jul. 15/87.50	2,571,855
2,250	Nabors Industries Ltd.	Apr. 15/16	6,750
1,500	Nabors Industries Ltd.	Jun. 15/16	75,000
900	Nabors Industries Ltd.	Jun. 15/17	26,550
1,800	Nabors Industries Ltd.	Sep. 15/16	174,600
350	New Field Exploration Co.	Jun. 15/32	164,500
350	New Field Exploration Co.	Sep. 15/36	126,000
1,460	Newcrest Mining Ltd.(j)	Aug. 15/14.50	92,297
5,247	Newmont Mining Corp.	Jun. 15/22	703,098
5,000	Newmont Mining Corp.	Jun. 15/25	195,000
2,998	Newmont Mining Corp.	Sep. 15/24	362,758
2,500	Newmont Mining Corp.	Sep. 15/25	245,000
902	Noble Corp. plc	Jun. 15/21	7,667
1,000	Noble Corp. plc	Sep. 15/17	73,500
250	Occidental Petroleum Corp.	May 15/80	8,750
250	Occidental Petroleum Corp.	Aug. 15/82.50	25,000
2,350	Patterson-UTI Energy Inc.	May 15/24	29,375
750	Patterson-UTI Energy Inc.	May 15/26	3,750
1,200	Patterson-UTI Energy Inc.	Sep. 15/15	597,336
152	PDC Energy Inc.	Apr. 15/45	137,560
500	PDC Energy Inc.	Jul. 15/45	560,000
1,057	Peabody Energy Corp.	Jun. 15/10	2,114
4,695	Penn Virginia Corp.	Jun. 15/2	2,136,225
1,292	Penn Virginia Corp.	Sep. 15/10	51,680
150	Pioneer Natural Resources Co.	Jun. 15/155	255,000
82	Pioneer Natural Resources Co.	Sep. 15/170	108,240
3,704	Primero Mining Corp.	Apr. 15/5.75	2,111
2,778	Primero Mining Corp.	Jun. 15/6	7,862
2,778	Primero Mining Corp.	Aug. 15/6	24,141
425	QEP Resources Inc.	Jun. 15/22	41,437
425	QEP Resources Inc.	Jun. 15/23	27,625
1,200	Randgold Resources Ltd., ADR	Apr. 15/77.50	39,000
965	Randgold Resources Ltd., ADR	May 15/77.50	74,788
700	Randgold Resources Ltd., ADR	Jun. 15/72.50	224,000

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (g) (Continued)
	Call Options Written (Continued)
2,000	Randgold Resources Ltd., ADR	Jun. 15/77.50	$330,000
1,250	Randgold Resources Ltd., ADR	Sep. 15/80	317,500
1,200	Randgold Resources Ltd., ADR	Sep. 15/82.50	240,000
500	Randgold Resources Ltd., ADR	Jan. 16/82.50	187,500
1,000	Rio Tinto plc, ADR	Apr. 15/47.50	5,000
550	Rio Tinto plc, ADR	Apr. 15/52.50	1,375
550	Rio Tinto plc, ADR	Apr. 15/55	1,375
1,010	Rio Tinto plc, ADR	Jul. 15/47.50	70,700
1,000	Rosetta Resources Inc.	Apr. 15/35	7,500
500	Rosetta Resources Inc.	Jul. 15/30	12,500
500	Rosetta Resources Inc.	Sep. 15/30	17,760
1,000	Rosetta Resources Inc.	Oct. 15/20	171,000
400	Royal Gold Inc.	Apr. 15/72.50	20,000
1,600	Royal Gold Inc.	Apr. 15/75	17,600
850	Royal Gold Inc.	Jul. 15/75	112,625
2,886	Royal Gold Inc.	Jul. 15/80	230,880
125	Schlumberger Ltd.	May 15/90	7,125
125	Schlumberger Ltd.	Aug. 15/90	28,250
2,326	SEMAFO Inc.(h)	Oct. 15/4.63	48,189
5,500	Sibanye Gold Ltd.	Apr. 15/8.25	461,725
5,700	Sibanye Gold Ltd.	Jun. 15/8.50	603,174
2,300	Silver Wheaton Corp.	Jun. 15/23	48,300
1,500	Silver Wheaton Corp.	Jun. 15/25	12,000
1,500	Silver Wheaton Corp.	Jun. 15/26	7,500
2,250	Silver Wheaton Corp.	Sep. 15/22	175,500
3,235	Silver Wheaton Corp.	Jan. 16/22	443,195
825	SM Energy Co.	May 15/55	218,625
800	SM Energy Co.	Aug. 15/55	424,000
350	Southwestern Energy Co.	Jun. 15/26	23,100
350	Southwestern Energy Co.	Sep. 15/26	47,600
1,675	Suncor Energy Inc.	Jun. 15/35	20,100
1,000	Suncor Energy Inc.	Sep. 15/30	191,000
675	Suncor Energy Inc.	Sep. 15/31	97,875
450	Superior Energy Services Inc.	Jun. 15/22.50	76,500
400	Superior Energy Services Inc.	Jun. 15/25	31,000
850	Superior Energy Services Inc.	Sep. 15/22.50	221,000
1,000	Tahoe Resources Inc.	Jun. 15/13.75	26,600
1,000	Tahoe Resources Inc.	Jun. 15/16.75	2,900
2,850	Tahoe Resources Inc.	Jul. 15/13.25	133,893
3,850	Tahoe Resources Inc.	Sep. 15/16	34,535
3,740	Talisman Energy Inc.	Apr. 15/6	598,400
12,500	Talisman Energy Inc.	Apr. 15/8	31,250
977	Talisman Energy Inc.	Jul. 15/5	266,232

Number of Contracts		Expiration Date/ Exercise Price	Market Value

23,210	Torex Gold Resources Inc.(h)	Jun. 15/1.60	$9,346
200	Total SA, ADR	May 15/62.50	1,500
200	Total SA, ADR	May 15/57.50	2,000
400	Total SA, ADR	Aug. 15/55	41,000
300	Tullow Oil plc(i)	Jun. 15/520	4,450
400	US Silica Holdings Inc.	Jun. 15/37	98,000
100	US Silica Holdings Inc.	Sep. 15/32	59,000
100	US Silica Holdings Inc.	Sep. 15/33	53,500
400	US Silica Holdings Inc.	Sep. 15/35	166,800
1,000	Valero Energy Corp.	Jun. 15/52.50	1,205,000
1,055	Weatherford International plc	May 15/12	100,752
1,000	Weatherford International plc	May 15/13	50,000
1,000	Weatherford International plc	May 15/14	20,000
2,500	Weatherford International plc	Aug. 15/14	180,000
2,500	Weatherford International plc	Oct. 15/14	269,550
1,000	Western Refining Inc.	Jun. 15/40	975,000
663	Whiting Petroleum Corp.	Jun. 15/37.50	53,040
765	Whiting Petroleum Corp.	Jun. 15/40	42,075
417	Whiting Petroleum Corp.	Jun. 15/50	1,668
215	Whiting Petroleum Corp.	Jan. 16/25	182,750
115	Whiting Petroleum Corp.	Jan. 16/32.50	57,500
400	Whiting Petroleum Corp.	Jan. 16/37.50	110,000
2,000	WPX Energy Inc.	May 15/20	10,000
10,500	Yamana Gold Inc.	Apr. 15/5	5,250
11,500	Yamana Gold Inc.	Apr. 15/7	5,750
15,000	Yamana Gold Inc.	Jul. 15/6	30,000
15,625	Yamana Gold Inc.	Oct. 15/5	257,813
5,000	Yamana Gold Inc.	Jan. 16/5.50	100,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $49,877,695)		33,016,181

	Put Options Written — (0.4)%
3,500	Eldorado Gold Corp.	Jan. 16/5	367,500
500	Energy Transfer Equity LP	Jul. 15/55	80,000
1,000	Exxon Mobil Corp.	Jul. 15/82.50	260,000
2,000	Franco-Nevada Corp.	Apr. 15/50	480,000
1,000	Franco-Nevada Corp.	Jul. 15/50	470,000
1,750	Franco-Nevada Corp.	Sep. 15/50	1,070,160
400	Marathon Petroleum Corp.	Jul. 15/87.50	68,000
4,000	Osisko Gold Royalties Ltd.(h)	Sep. 15/15	294,406
5,000	Primero Mining Corp.	Sep. 15/3.50	339,450
3,500	Silver Wheaton Corp.	Jun. 15/20	633,500
500	The Williams Companies Inc.	Aug. 15/38	19,750

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	OPTIONS CONTRACTS WRITTEN (g) (Continued)
	Put Options Written (Continued)
500	Whiting Petroleum Corp.	Sep. 15/25	$90,000

	TOTAL PUT OPTIONS WRITTEN (Premiums received $4,188,404)		4,172,766

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $54,066,099)		$37,188,947

	Aggregate premiums		$(54,066,099)

	Gross unrealized appreciation		$27,923,840
	Gross unrealized depreciation		(11,046,688)

	Net unrealized appreciation/depreciation		$16,877,152

(a)	Securities, or a portion thereof, with a value of $336,110,048 were deposited with the broker as collateral for options written.
(b)	Principal amount denoted in Canadian Dollars.
(c)	Illiquid security.
(d)	At March 31, 2015, the Fund held an investment in a restricted security amounting to $1,178,528 or 0.13% of total investments, which was valued as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	03/31/15 Carrying Value Per Bond
$1,500,000	Wesdome Gold Inc. 7.000%, 05/24/17	05/18/12	$1,473,695	$78.5685

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of Rule 144A securities amounted to $985,000 or 0.11% of total investments.

(f)	At March 31, 2015, $116,093,000 of the principal amount was pledged as collateral for options written.
(g)	At March 31, 2015, the Fund had written over-the-counter Option Contracts with Pershing LLC and Morgan Stanley.
(h)	Exercise price denoted in Canadian dollars.
(i)	Exercise price denoted in British pence.
(j)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	80.1%	$739,741,572
Europe	11.8	109,151,995
Latin America	4.0	36,563,952
South Africa	2.9	27,215,540
Asia/Pacific	1.2	11,152,212

Total Investments	100.0%	$923,825,271

Short Positions
North America	(4.0)%	$(36,604,716)
Europe	(0.0)	(491,934)
Asia/Pacific	(0.0)	(92,297)

Total Investments	(4.0)%	$(37,188,947)

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$312,180,987	—	$312,180,987
Metals and Mining	460,614,546	$ 1,848,672	462,463,218

Total Common Stocks	772,795,533	1,848,672	774,644,205

Convertible Corporate Bonds(a)	—	6,054,028	6,054,028
Corporate Bonds(a)	433,509	3,681,250	4,114,759
U.S. Government Obligations	—	139,012,279	139,012,279

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$773,229,042	$150,596,229	$923,825,271

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$ (11,008,883)	$ (22,007,298)	$ (33,016,181)
Put Options Written	(1,951,000)	(2,221,766)	(4,172,766)

TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (12,959,883)	$ (24,229,064)	$ (37,188,947)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers between Level 1 and Level 2 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at March 31, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2015, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2015 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2015, there were no short sales outstanding.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Salvatore M. Salibello, CPA

Partner,

Salibello & Company

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher

& Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GGN Q1/2015

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*   /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    5/18/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date       5/18/2015

By (Signature and Title)*  /s/ Agnes Mullady

                                                   Agnes Mullady, Principal Financial Officer and Treasurer

Date    5/18/2015

*	Print the name and title of each signing officer under his or her signature.